Pension and Other Post-Employment Benefits - Changes in Fair Value of Plan Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [line items]
Opening balance	€ 66
Closing balance	106	€ 66
Plan assets [member]
Disclosure of fair value of plan assets [line items]
Opening balance	3,206	3,337
Interest income	66	70
Remeasurements: Return on plan assets excluding amounts included in interest income	(143)	52
Employer's contribution	66	24
Participants contributions	3	2
Benefits paid	(176)	(186)
Exchange rate differences	(3)	(93)
Closing balance	3,019	3,206
Actual return on the plan assets	€ (77)	€ 122